PROPERTY, EQUIPMENT AND DEPOSITS - Depreciation expenses recorded in the consolidated statement of operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Depreciation expenses
Cost of revenues	$ 8,456,349	$ 5,203,696	$ 2,411,051
General and administrative expenses	561,974	247,162	303,258
Total depreciation	$ 9,018,323	$ 5,450,858	$ 2,714,309